Events after the reporting period (Details)		6 Months Ended	12 Months Ended
	Jul. 01, 2026 BRL (R$)	Jun. 30, 2026 BRL (R$)	Dec. 31, 2025 BRL (R$)	Jun. 05, 2025 USD ($)	Jun. 05, 2025 BRL (R$)
Disclosure of non-adjusting events after reporting period [line items]
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination		R$ 59,211,000	R$ 82,426,000
FamPro Tissue Holdings B.V.
Disclosure of non-adjusting events after reporting period [line items]
Acquired in subsidiary	51.00%
Revenue of combined entity as if combination occurred at beginning of period		8,468,000
Profit (loss) of combined entity as if combination occurred at beginning of period		R$ 228,000
Kimberly Clark Tissue Acquisition
Disclosure of non-adjusting events after reporting period [line items]
Purchase price of acquired ownership interest, cash consideration | $				$ 1,734,000,000
Consideration transferred				$ 1,293,000,000	R$ 6,693,000,000
Non-Adjusting Events After Reporting Period
Disclosure of non-adjusting events after reporting period [line items]
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	R$ 141,637,000
Non-Adjusting Events After Reporting Period | FamPro Tissue Holdings B.V.
Disclosure of non-adjusting events after reporting period [line items]
Acquired in subsidiary	51.00%
Percentage of ownership not acquired	49.00%